Average Annual Total Returns - SA PIMCO VCP Tactical Balanced Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 Since Inception	Class 1 Inception Date	Class 3 1 Year	Class 3 5 Years	Class 3 Since Inception	Class 3 Inception Date	Blended Index 1 Year	Blended Index 5 Years	Blended Index Since Inception	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI EAFE® Index (net) 1 Year	MSCI EAFE® Index (net) 5 Years	MSCI EAFE® Index (net) Since Inception	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	8.98%		8.43%	Sep. 26, 2016	8.66%	8.24%	6.82%	May 01, 2013	13.35%	9.92%	10.10%	7.51%	4.44%	3.85%	7.82%	7.45%	8.18%	19.96%	13.26%	12.76%	18.40%	15.22%	16.05%